VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value
Convertible Bonds and Notes—2.3%
Information Technology—2.3%
Dye & Durham Ltd. 144A 3.750%, 3/1/26(2)	$ 1,176CAD	$ 795
Infinera Corp. 3.750%, 8/1/28	1,720	2,194
		2,989

Total Convertible Bonds and Notes (Identified Cost $2,841)		2,989

Corporate Bonds and Notes—32.2%
Communication Services—1.7%
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(2)	2,780	2,296
Consumer Discretionary—2.8%
Everi Holdings, Inc. 144A 5.000%, 7/15/29(2)	486	486
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(2)	673	673
Mclaren Finance plc 144A 7.500%, 8/1/26(2)	2,625	2,602
		3,761

Consumer Staples—0.4%
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(2)	538	477
Energy—6.5%
California Resources Corp. 144A 7.125%, 2/1/26(2)	184	184
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/26(2)(3)	8,362	8,382
		8,566

Financials—6.6%
AssuredPartners, Inc. 144A 5.625%, 1/15/29(2)	2,942	2,936
Frontier Communications Holdings LLC
5.875%, 11/1/29	553	553
144A 6.000%, 1/15/30(2)	1,093	1,095
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	555	503
Pactiv Evergreen Group Issuer LLC 144A 4.375%, 10/15/28(2)	548	560
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 4/7/27	127	126
Werner FinCo LP 144A 11.500%, 6/15/28(2)	2,726	2,958
		8,731

Industrials—10.7%
Beacon Roofing Supply, Inc.
144A 4.125%, 5/15/29(2)	555	559
144A 6.500%, 8/1/30(2)	282	297
Dun & Bradstreet Corp. (The) 144A 5.000%, 12/15/29(2)	2,820	2,825
	Par Value(1)	Value

Industrials—continued
Gol Finance S.A. (1 month Term SOFR + 10.500%) 144A 14.824%, 4/29/25(2)(4)	$ 2,803	$ 2,887
La Financiere Atalian 8.500%, 6/30/28(5)	1,416EUR	664
Latam Airlines Group S.A. 144A 13.375%, 10/15/29(2)	1,406	1,587
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)(3)	5,703	5,379
		14,198

Materials—3.5%
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)(3)	4,722	4,694
Total Corporate Bonds and Notes (Identified Cost $43,374)		42,723

Leveraged Loans—5.9%
Aerospace—2.3%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 8.791%, 1/15/27(4)	3,005	3,004
Health Care—1.6%
Bausch & Lomb Corp. (1 month Term SOFR + 3.350%) 7.672%, 5/10/27(4)	2,166	2,157
Media / Telecom - Telecommunications—2.0%
Syniverse Holdings, Inc. (2 month Term SOFR + 7.000%) 11.299%, 5/13/27(4)	2,730	2,674
Total Leveraged Loans (Identified Cost $7,862)		7,835

	Shares
Closed-End Funds—4.3%
Equity Funds—4.3%
BlackRock Municipal Income Quality Trust	52,916	570
BlackRock MuniYield Quality Fund III, Inc.	34,978	384
BlackRock MuniYield Quality Fund, Inc.	70,855	830
Franklin Universal Trust	51,047	384
Invesco Municipal Opportunity Trust	38,867	369
Invesco Value Municipal Income Trust	90,772	1,087
Nuveen AMT-Free Municipal Credit Income Fund	67,123	831
Nuveen Municipal Credit Income Fund	44,153	540
Nuveen Municipal Value Fund, Inc.	42,616	374
Nuveen New York AMT-Free Quality Municipal Income Fund	14,608	151
Saba Capital Income & Opportunities Fund	29,430	228
		5,748

Total Closed-End Funds (Identified Cost $5,733)		5,748

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Preferred Stock—0.4%
Financials—0.4%
Federal National Mortgage Association Series S, 8.250%(4)	45,550	$ 542
Total Preferred Stock (Identified Cost $511)		542

Common Stocks—29.6%
Communication Services—13.2%
Comcast Corp. Class A(3)	57,500	2,122
Endeavor Group Holdings, Inc. Class A (6)(7)	389,302	11,788
Frontier Communications Parent, Inc.(8)	10,257	368
Gamehaus Holdings, Inc.(8)	2,426	5
IAC, Inc.(8)	7,300	335
Interpublic Group of Cos., Inc. (The)(3)	72,247	1,962
Liberty Broadband Corp. Class A(8)	11,399	969
		17,549

Consumer Discretionary—1.6%
Everi Holdings, Inc.(8)	13,170	180
International Game Technology plc	119,000	1,935
		2,115

Consumer Staples—0.2%
Kellanova	3,369	278
Energy—2.0%
ChampionX Corp.(3)	42,325	1,261
Phillips 66	10,900	1,346
		2,607

Financials—5.7%
Acropolis Infrastructure(6)(8)	39,798	—
CI Financial Corp.	109,629	2,375
Discover Financial Services(3)	8,603	1,468
First Bancshares, Inc. (The)	39,806	1,346
MidCap Financial Investment Corp.	7,702	99
Moneylion, Inc.(3)(8)	15,289	1,323
ProAssurance Corp.(8)	11,559	270
Sandy Spring Bancorp, Inc.	25,796	721
		7,602

Health Care—0.0%
Inhibrx, Inc.(8)	35,267	40
Industrials—4.6%
AZEK Co., Inc. (The) Class A(8)	46,529	2,275
Beacon Roofing Supply, Inc.(8)	9,811	1,214
H&E Equipment Services, Inc.(3)	20,382	1,932
Honeywell International, Inc.	3,200	677
		6,098

Information Technology—0.3%
Juniper Networks, Inc.	5,860	212
	Shares	Value

Information Technology—continued
Nokia Oyj Sponsored ADR	18,625	$ 98
		310

Materials—2.0%
Berry Global Group, Inc.	8,452	590
DuPont de Nemours, Inc.	17,400	1,299
United States Steel Corp.	18,600	786
		2,675

Total Common Stocks (Identified Cost $38,109)		39,274

Rights—0.4%
Financials—0.0%
Pershing Tontine Spar, 09/29/33(6)(8)	11,093	5
Health Care—0.1%
Akouos, Inc., 12/31/49(6)(8)	26,079	20
Bristol-Myers Squibb Co., 12/31/35(6)(8)	169,085	169
		189

Materials—0.3%
Pan American Silver Corp., 12/31/48(8)	930,417	397
Total Rights (Identified Cost $568)		591

Warrants—0.1%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(8)	17,099	1
Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(8)	13,340	—(9)
ECARX Holdings, Inc., 12/21/27(8)	27,750	1
Evergreen Corp., 02/15/27(8)	28,500	1
Grove Collaborative Holdings, 06/16/27(8)	20,136	—(9)
MKDWELL Tech, Inc., 07/31/29(8)	51,637	1
Zapp Electric Vehicles Group Ltd., 03/03/28(8)	13,420	—(9)
		3

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(8)	25,800	—
Alchemy Investments Acquisition Corp. 1, 06/26/28(8)	17,935	2
Aldel Financial II, Inc., 10/10/29(8)	12,489	4
AltEnergy Acquisition Corp., 11/10/28(8)	5,160	—(9)
Arogo Capital Acquisition Corp., 03/23/28(8)	28,500	1
Bukit Jalil Global Acquisition 1 Ltd., 08/21/28(8)	6,595	—(9)
Cartesian Growth Corp. II, 07/12/28(8)	5,799	—(9)
Corner Growth Acquisition Corp., 12/31/27(6)(8)	20,673	—
EVe Mobility Acquisition Corp., 12/31/28(6)(8)	12,551	—
Global Blockchain Acquisition Corp., 05/10/27(8)	60,562	2
Goal Acquisitions Corp., 02/11/26(8)	272,843	3
International Media Acquisition Corp., 12/31/28(8)	18,227	1
Iron Horse Acquisitions Corp., 02/16/29(8)	31,641	1
Jaws Mustang Acquisition Corp., 01/30/26(8)	23,996	1
Keen Vision Acquisition Corp., 09/15/28(8)	67,562	2
Newbury Street Acquisition Corp., 12/31/27(8)	28,549	—(9)

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Financials—continued
Newbury Street II Acquisition Corp., 12/29/29(8)	12,867	$ 3
Oak Woods Acquisition Corp., 05/17/28(8)	62,481	2
Papaya Growth Opportunity Corp. I, 12/31/28(8)	13,259	—(9)
Pyrophyte Acquisition Corp., 05/03/28(8)	6,863	1
RMG Acquisition Corp. III, 12/31/27(8)	20,895	—(9)
Slam Corp. Class A, 12/31/27(8)	43,478	6
Spark I Acquisition Corp., 11/27/28(8)	28,847	4
Spring Valley Acquisition Corp. II, 02/25/26(8)	3,247	—(9)
Target Global Acquisition I Corp., 12/31/27(8)	10,328	—(9)
Whole Earth Brands, Inc., 06/25/25(6)(8)	7,431	—
XBP Europe Holdings, Inc., 12/31/27(8)	14,261	—(9)
Zeo Energy Corp., 10/20/26(8)	5,942	—(9)
		33

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(8)	5,078	—(9)
Tevogen Bio Holdings, Inc., 11/04/26(8)	6,900	1
		1

Industrials—0.0%
Bridger Aerospace Group Holdings, Inc., 01/25/28(8)	27,000	1
Freightos Ltd., 01/23/28(8)	4,398	1
Getaround, Inc., 03/09/26(8)	11,166	—(9)
Volato Group, Inc., 12/03/28(8)	13,646	—(9)
Willow Lane Acquisition Corp., 12/28/29(8)	8,608	2
		4

Information Technology—0.1%
Airship AI Holdings, Inc., 12/31/28(8)	61,945	70
FOXO Technologies, Inc., 08/01/27(8)	26,187	—(9)
iLearningEngines Holdings, Inc., 03/02/26(8)	60,113	—(9)
LeddarTech Holdings, Inc., 09/21/28(8)	58,973	3
Movella Holdings, Inc., 12/31/27(8)	11,102	—(9)
Veea, Inc., 03/18/26(8)	17,325	1
		74

Total Warrants (Identified Cost $414)		116

	Shares/Units
Special Purpose Acquisition Companies—1.1%
Archimedes Tech SPAC Partners II Co.(8)	14,429	145
Bukit Jalil Global Acquisition 1 Ltd.(8)	13,190	3
Cantor Equity Partners I, Inc. Class A(8)	9,756	100
ESH Acquisition Corp.(8)	34,175	3
Gesher Acquisition Corp. II(8)	11,360	114
Iron Horse Acquisitions Corp.(8)	31,641	10
K&F Growth Acquisition Corp. II(8)	12,053	121
Mountain Lake Acquisition Corp.(8)	19,099	197
Newbury Street II Acquisition Corp. Class A(8)	25,734	259
Roman DBDR Acquisition Corp. II(8)	15,231	160
Spring Valley Acquisition Corp. II(8)	6,495	1
Stellar V Capital Corp.(8)	9,672	98
UY Scuti Acquisition Corp.(8)	4,727	48
Willow Lane Acquisition Corp. Class A(8)	17,216	173
Total Special Purpose Acquisition Companies (Identified Cost $1,405)		1,432

	Shares	Value
Purchased Options—0.3%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $601)		$ 458

Escrow Notes—1.9%
Financials—1.9%
Altaba, Inc. Escrow(8)	1,637,713	2,497
Pershing Square Escrow(6)(8)	44,373	—
		2,497

Total Escrow Notes (Identified Cost $2,145)		2,497

Total Long-Term Investments—78.5% (Identified Cost $103,563)		104,205

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—78.5% (Identified Cost $103,563)		104,205

Securities Sold Short—(0.3)%

Common Stocks—(0.3)%
Communication Services—(0.1)%
Omnicom Group, Inc.	(1,722)	(143)
Financials—(0.1)%
Capital One Financial Corp.	(830)	(149)
Information Technology—(0.0)%
Gen Digital, Inc.	(382)	(10)
Materials—(0.1)%
James Hardie Industries plc Sponsored ADR(8)	(1,530)	(36)
Total Securities Sold Short (Identified Proceeds $(337))		(338)

Written Options—(1.3)%
(See open written options schedule)
Total Written Options (Premiums Received $2,225)		(1,736)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—76.9% (Identified Cost $101,001)		$102,131
Other assets and liabilities, net—23.1%		30,602
NET ASSETS—100.0%		$132,733

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Abbreviations:
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
plc	Public Limited Company
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $42,175 or 31.8% of net assets.
(3)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $25,619.
(4)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	40% of the income received was in cash and 60% was in PIK.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Delisted security. As of March 31, 2025, the common stock is classified as a Level 3 investment due to the absence of observable market inputs and had a cost of $10,640 and its market value represents 8.9% of total net assets. The security was delisted on March 24, 2025 and is currently subject to appraisal rights proceedings in connection with an acquisition. Due to the uncertainty of fair valuation in the absence of an active market and the pending legal proceedings, the fair value of the security may differ materially from the presented estimated fair value.
(8)	Non-income producing.
(9)	Amount is less than $500 (not in thousands).

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
United States	83%
Canada	6
United Kingdom	4
Luxembourg	3
Chile	2
Cayman Islands	1
France	1
Total	100%
†% of total investments, net of securities sold short and written options, as of March 31, 2025.
Open purchased options contracts as of March 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Option(2)
Amcor plc	297	$356	$12.00	04/17/25	$2
Put Options(2)
Ball Corp.	425	1,913	45.00	05/16/25	15
Becton Dickinson & Co.	30	585	195.00	04/17/25	1
Becton Dickinson & Co.	143	2,860	200.00	06/20/25	25
Comcast Corp.	575	1,725	30.00	04/17/25	8
DuPont de Nemours, Inc.	88	572	65.00	05/16/25	9
DuPont de Nemours, Inc.	458	3,206	70.00	06/20/25	86
Honeywell International, Inc.	159	2,942	185.00	04/17/25	3
IAC, Inc.	1,137	4,548	40.00	06/20/25	142
International Game Technology plc	1,803	2,705	15.00	04/17/25	31
International Game Technology plc	399	559	14.00	05/16/25	15
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Open purchased options contracts as of March 31, 2025 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2) (continued)
Phillips 66	105	$1,208	$115.00	04/17/25	$8
Phillips 66	167	1,837	110.00	04/17/25	5
Phillips 66	54	594	110.00	05/16/25	7
SPDR S&P 500® ETF Trust	154	8,470	550.00	04/17/25	101
					456
Total Purchased Options					$458
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of March 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Ball Corp.	(425)	$(2,125)	$50.00	05/16/25	$(155)
Becton Dickinson & Co.	(30)	(675)	225.00	04/17/25	(21)
Becton Dickinson & Co.	(143)	(3,289)	230.00	06/20/25	(132)
Comcast Corp.	(575)	(2,013)	35.00	04/17/25	(115)
DuPont de Nemours, Inc.	(88)	(660)	75.00	05/16/25	(28)
DuPont de Nemours, Inc.	(458)	(3,664)	80.00	06/20/25	(75)
Honeywell International, Inc.	(66)	(1,320)	200.00	04/17/25	(84)
Honeywell International, Inc.	(93)	(1,953)	210.00	04/17/25	(47)
IAC, Inc.	(1,137)	(5,117)	45.00	06/20/25	(443)
International Game Technology plc	(1,803)	(3,065)	17.00	04/17/25	(38)
International Game Technology plc	(399)	(638)	16.00	05/16/25	(49)
Phillips 66	(105)	(1,313)	125.00	04/17/25	(26)
Phillips 66	(167)	(2,004)	120.00	04/17/25	(94)
Phillips 66	(54)	(648)	120.00	05/16/25	(42)
SPDR S&P 500® ETF Trust	(77)	(4,466)	580.00	04/17/25	(12)
United States Steel Corp.	(169)	(676)	40.00	04/17/25	(79)
United States Steel Corp.	(339)	(1,322)	39.00	04/17/25	(162)
United States Steel Corp.	(93)	(372)	40.00	05/16/25	(57)
United States Steel Corp.	(93)	(353)	38.00	05/16/25	(62)
					(1,721)
Put Option(2)
SPDR S&P 500® ETF Trust	(99)	(5,148)	520.00	04/17/25	(15)
Total Written Options					$(1,736)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Forward foreign currency exchange contracts as of March 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	13	USD	13	GS	04/24/25	$—(1)	$—
GBP	3,112	USD	3,883	GS	04/24/25	136	—
GBP	165	USD	205	JPM	04/24/25	8	—
GBP	82	USD	106	GS	06/26/25	—(1)	—
JPY	530,266	USD	3,537	GS	04/24/25	8	—
USD	2,017	GBP	1,561	GS	04/17/25	1	—
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Forward foreign currency exchange contracts as of March 31, 2025 were as follows (continued):
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	922	GBP	713	JPM	04/17/25	$1	$—
USD	1,305	EUR	1,235	GS	04/24/25	—	(32)
USD	3,944	GBP	3,112	GS	04/24/25	—	(75)
USD	210	GBP	165	JPM	04/24/25	—	(4)
USD	3,504	JPY	530,266	GS	04/24/25	—	(41)
USD	2,484	CAD	3,508	JPM	05/30/25	39	—
USD	1,880	EUR	1,775	GS	06/06/25	—	(47)
USD	693	EUR	655	JPM	06/06/25	—	(17)
USD	945	EUR	862	JPM	06/12/25	10	—
USD	827	CAD	1,176	JPM	06/18/25	7	—
USD	480	GBP	372	GS	06/26/25	—	(1)
USD	345	GBP	268	GS	07/15/25	—	(1)
USD	180	JPY	27,799	GS	07/16/25	—	(8)
Total						$210	$(226)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).

Over-the-counter total return swaps outstanding as of March 31, 2025 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
ABIOMED, Inc.(3)	Pay	5.080% (0.750% + OBFR)	1 Month	BAML	04/03/26	$—(4)	$7	$7	$—
Amedisys, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	09/23/25	715	(28)	—	(28)
Ball Corp.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	11/18/25	2,413	(200)	—	(200)
BBGI Global Infrastructure S.A.	Pay	5.180% (0.850% + OBFR)	1 Month	GS	04/09/26	335	2	2	—
Beacon Roofing Supply, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	03/25/26	2,461	173	173	—
Becton Dickinson & Co.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	04/14/26	3,876	103	103	—
Berry Global Group, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	01/20/26	3,326	86	86	—
Bristol-Myers Squibb Co.(3),(5)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/03/26	—(4)	25	25	—
Brookfield Property Preferred LP	Pay	5.080% (0.750% + OBFR)	1 Month	BAML	03/06/26	63	(7)	—	(7)
Canal+ S.A.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	01/21/26	—(4)	470	470	—
Canal+ S.A.	Pay	5.230% (0.450% + OBFR)	3 Month	JPM	01/20/26	—(4)	177	177	—
Championx Corp.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	11/13/25	5,260	(364)	—	(364)
Covestro AG	Pay	4.940% (0.610% + OBFR)	1 Month	GS	12/31/25	1,241	22	22	—
Discover Financial Services	Pay	4.940% (0.610% + OBFR)	1 Month	GS	01/20/26	5,803	(439)	—	(439)
Dupont De Nemours, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	12/23/25	3,100	(327)	—	(327)
Everi Holdings, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	12/16/25	1,399	29	29	—
Frontier Communications Parent, Inc.	Pay	4.710% (0.380% + OBFR)	3 Month	JPM	02/17/26	2,050	17	17	—
Fujitsu General Ltd.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	02/19/26	174	9	9	—
Hargreaves Lansdown plc	Pay	5.330% (1.000% + OBFR)	1 Month	GS	12/03/25	1,986	29	29	—
Hargreaves Lansdown plc	Pay	5.080% (0.750% + OBFR)	3 Month	JPM	12/29/25	898	21	21	—
Havas N.V.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	01/21/26	—(4)	280	280	—
Havas N.V.	Pay	5.430% (0.550% + OBFR)	3 Month	JPM	01/20/26	—(4)	106	106	—
Hess Corp.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	11/12/25	1,822	294	294	—
Hess Corp.	Pay	4.710% (0.380% + OBFR)	3 Month	JPM	03/24/26	18,325	1,029	1,029	—
Honeywell International, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	03/24/26	2,692	(7)	—	(7)
IAC, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	04/13/26	4,603	278	278	—
International Game Technology plc	Pay	4.940% (0.610% + OBFR)	1 Month	GS	11/18/25	2,088	(447)	—	(447)
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2025 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Intra-Cellular Therapies, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	03/25/26	$3,517	$86	$86	$—
Juniper Networks, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	03/19/26	1,836	(2)	—	(2)
Kellanova	Pay	4.940% (0.610% + OBFR)	1 Month	GS	11/04/25	7,494	155	155	—
Louis Hachette Group	Pay	4.940% (0.610% + OBFR)	1 Month	GS	01/21/26	—(4)	94	94	—
Louis Hachette Group	Pay	5.430% (0.550% + OBFR)	3 Month	JPM	01/20/26	—(4)	112	112	—
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	4.710% (0.380% + OBFR)	3 Month	JPM	12/26/25	330	(17)	—	(17)
Pactiv Evergreen, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	02/18/26	2,238	54	54	—
Phillips 66	Pay	4.940% (0.610% + OBFR)	1 Month	GS	03/27/26	2,677	(2)	—	(2)
Saba Capital Income & Opportunities Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	04/29/25	209	15	15	—
Saba Capital Income & Opportunities Fund	Pay	4.710% (0.380% + OBFR)	3 Month	JPM	08/22/25	69	5	5	—
Spirent Communications plc	Pay	5.330% (1.000% + OBFR)	1 Month	GS	09/24/25	337	18	18	—
United States Steel Corp.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	04/14/26	3,215	401	401	—
Vivendi SE	Pay	4.940% (0.610% + OBFR)	1 Month	GS	06/24/25	2,095	(1,178)	—	(1,178)
Vivendi SE	Pay	4.880% (0.380% + OBFR)	3 Month	JPM	01/30/26	171	24	24	—
							1,103	4,121	(3,018)
Short Total Return Swap Contracts
Amcor plc	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	12/23/25	(3,951)	292	292	—
Amcor plc	Receive	4.080% ((0.250)% + OBFR)	3 Month	JPM	04/17/26	(374)	— (4)	—	— (4)
Atlantic Union Bankshares Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	11/25/25	(850)	128	128	—
Capital One Financial Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	09/08/25	(7,242)	71	71	—
Capital One Financial Corp.	Receive	4.080% ((0.250)% + OBFR)	3 Month	JPM	04/27/26	(533)	(13)	—	(13)
Charter Communications, Inc.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	03/03/26	(982)	(8)	—	(8)
Chevron Corp.	Receive	4.080% ((0.250)% + OBFR)	3 Month	JPM	11/28/25	(20,828)	(2,241)	—	(2,241)
Gen Digital, Inc.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	04/21/26	(42)	2	2	—
Herc Holdings, Inc.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	03/24/26	(377)	51	51	—
Herc Holdings, Inc.	Receive	4.080% ((0.250)% + OBFR)	3 Month	JPM	04/07/26	(26)	(1)	—	(1)
James Hardie Industries plc	Receive	3.680% ((0.650)% + OBFR)	3 Month	JPM	05/01/26	(1,108)	(4)	—	(4)
Nokia Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	11/19/25	(617)	(65)	—	(65)
Omnicom Group	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	02/03/26	(1,956)	25	25	—
Pan American Silver Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	12/02/25	(1,153)	(40)	—	(40)
Renasant Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	09/08/25	(1,295)	(55)	—	(55)
Schlumberger Ltd.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(6,424)	134	134	—
							(1,724)	703	(2,427)
Total							$(621)	$4,824	$(5,445)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500 (not in thousands).
(5)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$2,989	$—	$2,989	$—
Corporate Bonds and Notes	42,723	—	42,723	—
Leveraged Loans	7,835	—	7,835	—
Equity Securities:
Closed-End Funds	5,748	5,748	—	—
Preferred Stock	542	542	—	—
Common Stocks	39,274	27,446	40	11,788(1)
Rights	591	397	—	194
Warrants	116	116	—	—
Special Purpose Acquisition Companies	1,432	1,432	—	—
Escrow Notes	2,497	—	2,497	—(1)
Other Financial Instruments:
Purchased Options	458	292	166	—
Forward Foreign Currency Exchange Contracts*	210	—	210	—
Over-the-Counter Total Return Swaps*	4,824	—	4,792	32
Total Assets	109,239	35,973	61,252	12,014
Liabilities:
Securities Sold Short:
Common Stocks	(338)	(338)	—	—
Other Financial Instruments:
Written Options	(1,736)	(1,326)	(410)	—
Forward Foreign Currency Exchange Contracts*	(226)	—	(226)	—
Over-the-Counter Total Return Swaps*	(5,445)	—	(5,445)	—
Total Liabilities	(7,745)	(1,664)	(6,081)	—
Total Investments, Net of Securities Sold Short and Written Options	$101,494	$34,309	$55,171	$12,014

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Security held by the Fund with an end of period value of $11,788 was transferred from Level 1 to Level 3 due to market delisting at period end.
Securities held by the Fund with an end of period value of zero ($0) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Rights	Warrants	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2024:	$ 227	$ —(a)	$ 194	$ —	$ —(a)	$ 33
Net change in unrealized appreciation (depreciation)(b)	(399)	(393)	—	(5)	—	(1)
Transfers into Level 3(c)	12,186	12,181	—	5	—	—
Balance as of March 31, 2025	$ 12,014	$ 11,788(a)	$ 194	$ —	$ —(a)	$ 32
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025, was $(399).
(c) Transfers into and/or from represent the ending value as of March 31, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS WESTCHESTER EVENT-DRIVEN FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.